Label	Element	Value
Payments for Repurchase of Common Stock	us-gaap_PaymentsForRepurchaseOfCommonStock	$ 850,247,000
Payments for Repurchase of Common Stock	us-gaap_PaymentsForRepurchaseOfCommonStock	63,622,000
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Period Increase (Decrease), Including Exchange Rate Effect and Discontinued Operation	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsPeriodIncreaseDecreaseIncludingExchangeRateEffect	112,455,000
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Period Increase (Decrease), Including Exchange Rate Effect and Discontinued Operation	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsPeriodIncreaseDecreaseIncludingExchangeRateEffect	$ (55,445,000)